Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 20, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets:
Cash and cash equivalents	$ 367,577		$ 388,500
Restricted cash	21,498		58,675
Accounts receivable, net	40,549		28,879
Other receivable	28,000		28,000
Materials and supplies	40,429		40,307
Deferred costs, current	482
Prepaid expenses and other current assets	8,667		10,815
Total current assets	507,202		555,176
Property and equipment, net	1,915,172		1,920,474
Receivable from unconsolidated subsidiaries	204,790		204,790
Intangible asset	85,053		100,000
Investment in unconsolidated subsidiaries	11,876		5,032
Other assets	24,120		9,067
Total assets	2,748,213		2,794,539
Liabilities and shareholders’ equity:
Accounts payable	14,941		12,147
Accrued expenses	25,744		62,094
Accrued interest	16,576		9,422
Total current liabilities	57,261		83,663
Long-term debt, net of current maturities	1,039,335		1,035,641
Payable to unconsolidated subsidiaries	4,400		1,725
Other long-term liabilities	28,259		27,541
Total liabilities not subject to compromise	1,129,255		1,148,570
Commitments and contingencies
Shareholders’ equity:
Common shares, $0.01 par value per share, 82,500 and 5,000,000 shares authorized, 82,500 and 22,551 shares issued and 75,031 and 21,339 shares outstanding as of December 31, 2018 and December 31, 2017, respectively	750		750
Additional paid-in capital	1,645,692		1,645,219
Accumulated deficit	(27,484)
Total shareholders’ equity	1,618,958	$ 1,645,969
Total liabilities and shareholders’ equity	$ 2,748,213		2,794,539
Predecessor
Assets:
Cash and cash equivalents			154,238	$ 308,948
Restricted cash			1,034,470	8,500
Accounts receivable, net			28,881	40,909
Other receivable			28,000
Materials and supplies			83,800	87,332
Deferred costs, current			11,371	14,892
Prepaid expenses and other current assets			13,281	14,774
Total current assets			1,354,041	475,355
Property and equipment, net			4,422,709	4,652,001
Long-term receivable			202,575	202,575
Other assets			27,279	33,030
Total assets			6,006,604	5,362,961
Liabilities and shareholders’ equity:
Accounts payable			14,161	11,959
Accrued expenses			56,817	36,174
Accrued interest			45,770	6,088
Deferred revenue, current			16,246	23,966
Total current liabilities			182,994	78,187
Long-term debt, net of current maturities			969,158
Deferred revenue				12,973
Other long-term liabilities			30,253	32,323
Total liabilities not subject to compromise			1,182,405	123,483
Liabilities subject to compromise			3,084,874	3,087,677
Commitments and contingencies
Shareholders’ equity:
Common shares, $0.01 par value per share, 82,500 and 5,000,000 shares authorized, 82,500 and 22,551 shares issued and 75,031 and 21,339 shares outstanding as of December 31, 2018 and December 31, 2017, respectively			214	213
Additional paid-in capital			2,368,232	2,366,464
Accumulated other comprehensive loss			(13,850)	(14,493)
Accumulated deficit			(615,271)	(200,383)
Total shareholders’ equity			106	2,151,801	$ 2,666,200	$ 2,692,055
Total liabilities and shareholders’ equity			$ 6,006,604	$ 5,362,961